Deferred revenue (Tables)	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Schedule of movement in deferred revenue

The movement in deferred revenue is as follows (in thousands):

	As of March 31,
	2023	2024
Deferred revenue
Opening balance	$6,692	$5,295
Increases during the year	49,544	48,108
Recognized as revenue	(49,878)	(46,784)
Foreign currency translation difference	(1,063)	(225)
Closing balance	$5,295	$6,394